Gallery Trust

Statement of Certification

Pursuant to Rule 497(j)

Gallery Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated March 1, 2020 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 18 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-206713 and 811-23091), which was filed electronically on February 28, 2020 (Accession No. 0001398344-20-004635).

Gallery Trust

By:	/s/ James Bernstein
James Bernstein

Title:	Vice President and Assistant Secretary

Date:	March 3, 2020